Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.7%
Aerospace & Defense – 2.8%
CAE Inc*	815,052	$25,107,863
L3Harris Technologies Inc	172,241	37,229,892
Safran SA	278,266	38,573,550
		100,911,305
Air Freight & Logistics – 1.3%
United Parcel Service Inc	233,327	48,525,016
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	214,776	23,240,911
Auto Components – 1.0%
Aptiv PLC*	224,781	35,364,795
Banks – 4.5%
BNP Paribas SA	481,241	30,165,643
Citigroup Inc	579,443	40,995,592
HDFC Bank Ltd	896,076	18,058,961
JPMorgan Chase & Co	465,098	72,341,343
		161,561,539
Beverages – 3.3%
Constellation Brands Inc	276,747	64,728,356
Pernod Ricard SA	246,731	54,760,855
		119,489,211
Biotechnology – 2.4%
AbbVie Inc	297,100	33,465,344
Ascendis Pharma A/S (ADR)*	68,086	8,956,713
Global Blood Therapeutics Inc*	119,733	4,193,050
Neurocrine Biosciences Inc*	133,985	13,039,420
Sarepta Therapeutics Inc*	110,914	8,622,454
Vertex Pharmaceuticals Inc*	93,338	18,819,741
		87,096,722
Building Products – 1.8%
Assa Abloy AB	1,171,165	35,289,908
Daikin Industries Ltd	165,100	30,751,882
		66,041,790
Capital Markets – 3.1%
Apollo Global Management Inc	381,224	23,712,133
Blackstone Group Inc	310,466	30,158,667
London Stock Exchange Group PLC	203,964	22,483,687
Morgan Stanley	391,812	35,925,242
		112,279,729
Chemicals – 2.0%
Air Products & Chemicals Inc	120,563	34,683,564
Sherwin-Williams Co	137,041	37,336,820
		72,020,384
Consumer Finance – 1.7%
Nexi SpA (144A)*	1,434,285	31,476,217
Synchrony Financial	594,253	28,833,156
		60,309,373
Electric Utilities – 0.2%
NextEra Energy Inc	111,107	8,141,921
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB - Class B	3,924,204	58,159,459
Entertainment – 2.8%
Liberty Media Corp-Liberty Formula One*	717,497	34,590,530
Netflix Inc*	91,036	48,086,126
Sea Ltd (ADR)*	67,008	18,400,397
		101,077,053
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	233,432	27,061,772
Boston Scientific Corp*	713,162	30,494,807
Dentsply Sirona Inc	235,177	14,877,297
DexCom Inc*	25,501	10,888,927
Edwards Lifesciences Corp*	166,771	17,272,472
		100,595,275
Health Care Providers & Services – 1.2%
Centene Corp*	255,257	18,615,893
Humana Inc	56,568	25,043,785
		43,659,678
Hotels, Restaurants & Leisure – 2.7%
GVC Holdings PLC*	1,664,900	40,194,229

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
McDonald's Corp	138,307	$31,947,534
Sands China Ltd*	6,359,600	26,784,678
		98,926,441
Household Durables – 0.6%
Roku Inc*	48,415	22,234,589
Independent Power and Renewable Electricity Producers – 1.5%
NRG Energy Inc	815,365	32,859,209
Vistra Energy Corp	1,073,558	19,914,501
		52,773,710
Industrial Conglomerates – 1.0%
Honeywell International Inc	161,775	35,485,346
Information Technology Services – 4.9%
Fidelity National Information Services Inc	244,233	34,600,489
Mastercard Inc	181,223	66,162,705
Visa Inc	267,799	62,616,762
Wix.com Ltd*	42,412	12,311,355
		175,691,311
Insurance – 4.0%
AIA Group Ltd	3,248,300	40,373,121
Aon PLC	105,674	25,230,724
Beazley PLC*	2,964,562	13,629,416
Intact Financial Corp	139,716	18,984,647
Progressive Corp	252,127	24,761,393
Prudential PLC	1,037,705	19,713,252
		142,692,553
Interactive Media & Services – 6.2%
Alphabet Inc - Class C*	43,523	109,082,565
Facebook Inc*	190,782	66,336,809
Snap Inc*	325,847	22,203,215
Tencent Holdings Ltd	356,700	26,830,257
		224,452,846
Internet & Direct Marketing Retail – 6.1%
Amazon.com Inc*	34,401	118,344,944
Booking Holdings Inc*	15,489	33,891,326
DoorDash Inc - Class A*	89,076	15,884,923
Meituan Dianping (144A)*	359,700	14,843,688
MercadoLibre Inc*	23,711	36,936,759
		219,901,640
Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific Inc	53,289	26,882,702
Machinery – 1.0%
Parker-Hannifin Corp	116,902	35,901,773
Metals & Mining – 1.9%
Freeport-McMoRan Inc	298,848	11,090,249
Rio Tinto PLC	362,118	29,795,438
Teck Resources Ltd	1,140,965	26,282,516
		67,168,203
Multi-Utilities – 0.4%
RWE AG	370,079	13,408,755
Oil, Gas & Consumable Fuels – 3.9%
Canadian Natural Resources Ltd	961,291	34,902,449
Cheniere Energy Inc*	101,115	8,770,715
ConocoPhillips	550,286	33,512,417
Enterprise Products Partners LP	241,574	5,829,181
Marathon Petroleum Corp	475,142	28,708,080
Suncor Energy Inc	1,000,907	23,976,867
Total SE	117,325	5,307,410
		141,007,119
Personal Products – 1.5%
Unilever PLC	921,662	53,942,551
Pharmaceuticals – 5.2%
AstraZeneca PLC	386,025	46,359,733
Bristol-Myers Squibb Co	295,928	19,773,909
Catalent Inc*	206,971	22,377,705
Merck & Co Inc	460,344	35,800,953
Novartis AG	349,082	31,821,183
Organon & Co*	46,034	1,392,989
Roche Holding AG	83,722	31,547,355
		189,073,827
Road & Rail – 1.3%
Full Truck Alliance Co (ADR)*,#	495,054	10,089,201
Uber Technologies Inc*	735,831	36,879,850
		46,969,051

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment – 7.6%
Advanced Micro Devices Inc*	115,112	$10,812,470
ASML Holding NV	134,767	92,576,916
Marvell Technology Inc	211,253	12,322,387
Microchip Technology Inc	118,096	17,683,695
NVIDIA Corp	61,001	48,806,900
Taiwan Semiconductor Manufacturing Co Ltd	2,606,000	55,655,779
Texas Instruments Inc	193,118	37,136,591
		274,994,738
Software – 8.6%
Adobe Inc*	124,437	72,875,285
Autodesk Inc*	113,310	33,075,189
Microsoft Corp	579,199	156,905,009
SS&C Technologies Holdings Inc	233,977	16,860,383
Workday Inc*	120,924	28,869,396
		308,585,262
Technology Hardware, Storage & Peripherals – 2.3%
Apple Inc	606,304	83,039,396
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	91,672	34,116,831
NIKE Inc	236,765	36,577,825
		70,694,656
Trading Companies & Distributors – 1.6%
Ferguson PLC	424,623	59,023,543
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc*	136,548	19,776,247
Total Common Stocks (cost $2,131,036,607)		3,561,100,420
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $56,631,615)	56,625,952	56,631,615
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	4,901,028	4,901,028
Time Deposits – 0%
Royal Bank of Canada, 0.0500%, 7/1/21	$1,225,257	1,225,257
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,126,285)		6,126,285
Total Investments (total cost $2,193,794,507) – 100.4%		3,623,858,320
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(14,810,170)
Net Assets – 100%		$3,609,048,150

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,488,047,888	68.7%
United Kingdom	172,175,755	4.8
Netherlands	146,519,467	4.0
Canada	129,254,342	3.6
France	128,807,458	3.6
Sweden	93,449,367	2.6
Taiwan	74,056,176	2.0
Hong Kong	67,157,799	1.9
Switzerland	63,368,538	1.8
China	51,763,146	1.4
Germany	47,525,586	1.3
Argentina	36,936,759	1.0
Italy	31,476,217	0.9
Japan	30,751,882	0.8
Ireland	23,240,911	0.6
India	18,058,961	0.5
Israel	12,311,355	0.3
Denmark	8,956,713	0.2

Total	$3,623,858,320	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$3,870	$(125)	$-	$56,631,615
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	22,517∆	-	-	4,901,028
Total Affiliated Investments - 1.7%	$26,387	$(125)	$-	$61,532,643

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	788,510	243,347,121	(187,503,891)	56,631,615
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	9,213,600	149,449,648	(153,762,220)	4,901,028

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $46,319,905, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,561,100,420	$-	$-
Investment Companies	-	56,631,615	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,126,285	-
Total Assets	$3,561,100,420	$62,757,900	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70231 08-21